Unaudited Condensed Consolidated Interim Statements of Financial Position - GBP (£)	Jun. 30, 2024	Dec. 31, 2023
Non-current assets
Property, plant and equipment	£ 3,653,000	£ 3,821,000
Right of use assets	2,128,000	2,453,000
Intangible assets	481,000	1,018,000
Non-current assets	6,262,000	7,292,000
Current assets
Trade and other receivables	20,058,000	26,413,000
Restricted cash	1,700,000	1,700,000
Cash and cash equivalents	66,786,000	48,680,000
Current assets	88,544,000	76,793,000
Total assets	94,806,000	84,085,000
Equity
Share capital	16,854	16,681
Other reserves	97,254,000	86,757,000
Treasury share reserve	(803,000)
Share premium	273,824,000	257,704,000
Accumulated deficit	(412,373,000)	(394,257,000)
Total equity	(42,081,000)	(49,779,000)
Non-current liabilities
Lease liabilities	1,748,000	1,977,000
Provisions	327,000	256,000
Derivative financial liabilities	112,770,000	109,291,000
Trade and other payables	3,955,000	3,922,000
Non-current liabilities	118,800,000	115,446,000
Current liabilities
Lease liabilities	558,000	643,000
Warrant liabilities	610,000	907,000
Trade and other payables	16,919,000	16,868,000
Current liabilities	18,087,000	18,418,000
Total liabilities	136,887,000	133,864,000
Total equity and liabilities	£ 94,806,000	£ 84,085,000